Segment Information - Summary of Segment Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥) [1]
Revenue
Total external revenue	$ 2,430,942	¥ 16,263,248	¥ 16,197,819	[1]	¥ 13,643,195	[1]
Results
Interest income	22,009	147,244	105,421		56,983
Interest expense	(16,194)	(108,339)	(96,072)		(75,131)
Gain on disposal of subsidiaries			216,115
Gain on disposal of joint venture			107,976	[1]
Impairment of property, plant and equipment	(4,510)	(30,173)	(20,845)	[1]	(3,297)	[1]
Impairment of technology development cost			(40,000)
Staff severance cost	(4,188)	(28,018)	(107,732)		(12,864)
Depreciation and amortization	(64,855)	(433,885)	(444,181)		(478,160)
Share of profit/(loss) of associates and joint ventures, net of tax	1,739	11,634	10,054	[1]	(3,612)	[1]
Income tax expense	(30,891)	(206,667)	(194,172)	[1]	(160,270)	[1]
Segment profit after tax	145,647	974,400	1,319,856	[1]	735,962	[1]
Total assets	3,237,315		21,015,059	[1]			¥ 21,657,964	¥ 18,515,746
Total liabilities	(1,571,039)		(10,053,155)	[1]			(10,510,410)	¥ (8,462,092)
Other disclosures
Investment in joint ventures	33,305		196,102				222,812
Capital expenditure	$ 60,671	405,895	261,433
Operating segments [member] | Yuchai segment [member]
Revenue
Total external revenue		16,210,467	16,140,622		13,576,842
Results
Interest income		124,653	94,760		51,235
Interest expense		(107,609)	(94,794)		(73,028)
Impairment of property, plant and equipment		(30,173)	(20,845)		(3,297)
Impairment of technology development cost			(40,000)
Staff severance cost		(28,018)	(107,732)		(12,864)
Depreciation and amortization		(428,199)	(433,921)		(467,177)
Share of profit/(loss) of associates and joint ventures, net of tax		10,809	9,255		112
Income tax expense		(175,956)	(164,578)		(141,272)
Segment profit after tax		1,019,776	1,004,019		777,393
Total assets			19,623,882				20,636,155
Total liabilities			(9,857,637)				(10,318,492)
Other disclosures
Investment in joint ventures			193,476				220,176
Capital expenditure		403,179	259,068
Operating segments [member] | HL Global Enterprises Limited segment [member]
Revenue
Total external revenue		52,781	57,197		66,353
Results
Interest income		4,244	1,803		1,919
Interest expense		(403)	(3,983)		(7,706)
Gain on disposal of subsidiaries			216,115
Gain on disposal of joint venture			107,976
Depreciation and amortization		(5,355)	(9,990)		(10,744)
Share of profit/(loss) of associates and joint ventures, net of tax		825	799		(3,724)
Income tax expense		(820)	(461)		(2,281)
Segment profit after tax		4,156	322,160		(4,548)
Total assets			451,096				441,040
Total liabilities			(66,920)				(55,404)
Other disclosures
Investment in joint ventures			2,626				2,636
Capital expenditure		2,643	975
Operating segments [member] | Corporate segment [member]
Results
Interest income		18,347	11,833		10,080
Interest expense		(327)	(270)		(648)
Depreciation and amortization		(331)	(270)		(239)
Income tax expense		(49)	(102)		(89)
Segment profit after tax		(19,690)	22,708		(20,255)
Total assets			2,440,532				2,081,220
Total liabilities			(28,026)				(29,592)
Other disclosures
Capital expenditure		73	1,390
Elimination of intersegment amounts [member]
Results
Interest income			(2,975)		(6,251)
Interest expense			2,975		6,251
Income tax expense		(29,842)	(29,031)		(16,628)
Segment profit after tax		¥ (29,842)	(29,031)		¥ (16,628)
Total assets			(1,500,451)				(1,500,451)
Total liabilities			¥ (100,572)				¥ (106,922)

[1]	Restated